Stockholders' Equity (Details) - USD ($)							1 Months Ended		12 Months Ended
	Jul. 26, 2022	Jun. 14, 2022	Nov. 03, 2021	Sep. 30, 2021	Apr. 30, 2021	Dec. 02, 2020	Jul. 26, 2022	Nov. 30, 2018	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2019	Dec. 31, 2020
Stockholders' Equity (Details) [Line Items]
Stock issued sale of shares					455,000	455,000
Common shares price (in Dollars per share)						$ 6
Issuance of cash proceeds amount (in Dollars)	$ 6,040,000				$ 2,730,000	$ 2,730,000			$ 6,017,781	$ 20,222,188
Issuance of common shares, shares			750,000	500,000
Shares issued, price share (in Dollars per share)			$ 12.8	$ 17.8
Net proceeds (in Dollars)	$ 6,017,781		$ 8,900,000	$ 8,200,000
Common shares to investors			750,000	500,000
Warrants exercise price (in Dollars per share)	$ 2.44						$ 2.44
Aggregate common shares	4,000,000						4,000,000
Warrant term							2 years
Owners to acquire equity interest												100.00%
Additional warrants		97,200
Exchange for common shares		1,104,587
Closing price of common shares (in Dollars)									$ 6
Common shares exercisability									9.99%
Statutory reserve amount (in Dollars)									$ 160,014	160,014
Tax rate									10.00%
Capital percentage									50.00%
Total restricted net assets (in Dollars)									$ 14,666,369	$ 12,666,369
Warrant [Member]
Stockholders' Equity (Details) [Line Items]
Warrants exercise price (in Dollars per share)	$ 2.44						$ 2.44
Warrant [Member]
Stockholders' Equity (Details) [Line Items]
Warrants exercise price (in Dollars per share)	$ 0.01						0.01
Investor warrants [Member]
Stockholders' Equity (Details) [Line Items]
Shares issued, price share (in Dollars per share)			$ 29.4	$ 41.2
Aggregate purchase price				1,000,000
Warrants exercise price (in Dollars per share)				$ 0.01
Aggregate common shares			1,500,000
Warrant price (in Dollars per share)			$ 0.01
Jishan Sun, Zou Ventures LLC [Member]
Stockholders' Equity (Details) [Line Items]
Stock issued sale of shares	8
Issuance of common shares, shares											4,000,000
Shares issued, price share (in Dollars per share)	$ 1.5						$ 1.5
Aggregate purchase price	4,000,000
TDH Group BVBA [Member]
Stockholders' Equity (Details) [Line Items]
Issuance of common shares, shares								2,500,000
Owners to acquire equity interest								1221181.00%
Tdh Japan [Member]
Stockholders' Equity (Details) [Line Items]
Issuance of common shares, shares								1,528,000
Zhonghua Liu [Member]
Stockholders' Equity (Details) [Line Items]
Issuance of cash proceeds amount (in Dollars)	$ 0.01
Dandan Liu [Member]
Stockholders' Equity (Details) [Line Items]
Issuance of cash proceeds amount (in Dollars)	$ 6,040,000
Issuance of common shares, shares	4,000,000